Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows (used in) provided by operating activities:
Net loss	$ (4,722)	$ (754)	$ (2,047)	$ (259)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,430	2,191	2,877	2,764
Provision for doubtful accounts	124	144	196	78
Amortization of operating lease right-of-use-assets	161	217	291
Common stock issued for compensation in lieu of cash payment	61
Transfer of fixed assets to sales-type lease		7	10	23
Stock-based compensation	135	172	206	443
Gain from the asset sale of Stump! Trivia and OpinioNation	(1,225)
Loss from the termination of operating lease	9
Loss (gain) from the sale or disposition of assets, net	511	(5)	689	242
Impairment of capitalized software	238	52	550	23
Impairment of goodwill	662			261
Amortization of debt issuance costs	12	7	9	59
Changes in assets and liabilities:
Accounts receivable	939	222	(248)	(507)
Site equipment to be installed	51	475	337	431
Operating lease liabilities	(154)	(111)	(215)
Prepaid expenses and other assets	353	(66)	(5)	29
Accounts payable and accrued liabilities	(1,405)	(196)	669	(186)
Income taxes	(16)	4	1	(10)
Deferred costs	189	84	151	350
Deferred revenue	(342)	(541)	(835)	(2,227)
Deferred rent				(190)
Other liabilities	(291)	(141)	108	41
Net cash (used in) provided by operating activities	(3,280)	1,761	2,744	1,365
Cash flows used in investing activities:
Capital expenditures	(21)	(111)	(128)	(648)
Capitalized software development expenditures	(173)	(882)	(966)	(964)
Proceeds from the sales of equipment		29	29	33
Net Cash Provided by (Used in) Investing Activities	(194)	(964)	(1,065)	(1,579)
Cash flows provided by (used in) financing activities:
Net proceeds from the sale of Stump! Trivia	1,226
Net proceeds from issuance of common stock related to registered direct offering				1,375
Proceeds from long-term debt	2,625			4,000
Payments on long-term debt	(2,025)	(750)	(1,000)	(5,373)
Debt issuance costs on long-term debt	(3)			(23)
Principal payments on finance leases	(14)	(39)	(45)	(249)
Tax withholding related to net share settlement of vested restricted stock units			(37)	(17)
Dividends paid to Series A preferred shareholders			(16)	(16)
Payment of preferred stockholders dividends	(8)	(8)
Payroll tax remitted on net share settlement of equity awards	(36)	(29)
Net cash provided by (used in) financing activities	1,765	(826)	(1,098)	(303)
Effect of exchange rate on cash and cash equivalents	10	27	42	(75)
Net decrease in cash, cash equivalents and restricted cash	(1,699)	(2)	623	(592)
Cash, cash equivalents and restricted cash at beginning of period	3,409	2,786	2,786	3,378
Cash, cash equivalents and restricted cash at end of period	1,710	2,784	3,409	2,786
Supplemental disclosures of cash flow information:
Cash paid during the period for: Interest	86	195	246	336
Cash paid during the period for: Income taxes	23	26	26	17
Supplemental disclosure of non-cash investing and financing activities:
Site equipment transferred to fixed assets	69	458	521	1,865
Assets acquired under operating leases	28	57	57
Initial measurement of operating lease right-of-use assets and liabilities		3,458	3,458
Capitalized tenant improvements paid by landlord				1,131
Assets acquired under financing lease				5
Reconciliation of cash, cash equivalents and restricted cash at end of period:
Cash and cash equivalents	1,710	2,533	3,209	2,536
Restricted cash		51	50	50
Restricted cash, long-term		200	150	200
Total cash, cash equivalents and restricted cash at end of period	$ 1,710	$ 2,784	$ 3,409	$ 2,786